Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Tax Expense (Benefit)
Income tax expense (benefit) for the years ended December 31 consists of the following components:

	2019			2018
(In thousands)	Current	Deferred	Total	Current	Deferred	Total
Federal	$5,281	$(3,282)	$1,999	$2,326	$3,165	$5,491
State and Local	982	(937)	45	1,394	(600)	794
Total	$6,263	$(4,219)	$2,044	$3,720	$2,565	$6,285

Deferred Tax Assets and Liabilities
The following is a summary of the significant components of the Company’s deferred tax assets and liabilities as of:

	December 31,
	2019		2018
(In thousands)	Assets	Liabilities	Assets	Liabilities
Inventory	$7,705	$-	$3,004	$-
Property, plant and equipment	-	(2,506)	-	(1,445)
Goodwill and other intangibles	-	(7,672)	-	(7,386)
Accrued pension and postretirement costs	-	(943)	202	-
Federal NOL	4,056	-	6,020	-
State NOL	6,569	-	6,169	-
AMT credit carryforwards	10	-	10	-
R&D credit carryforwards	123	-	1,195	-
Unrealized loss on investment	580	-	351	-
Leases	3,393	(3,099)	-	-
Original issue discount	4,806	(8,118)	-	-
Other	5,475	(555)	4,091	(440)
Total deferred tax assets (liabilities)	32,717	(22,893)	21,042	(9,271)
Valuation allowance	(11,396)	-	(14,062)	-
Net deferred tax assets (liabilities)	$21,321	$(22,893)	$6,980	$(9,271)

Reconciliation of Statutory to Effective Income Tax Rate
A reconciliation showing the differences between the Company’s effective tax rate and the U.S. Federal statutory tax rate is as follows:

	For the years ended December 31,
	2019	2018
Federal statutory rate	21.0%	21.0%
State taxes, net of federal benefit	0.0%	4.9%
Permanent differences	-16.3%	-5.3%
Other	-9.3%	0.0%
Valuation allowance	34.7%	6.0%
Total effective income tax rate	30.1%	26.6%

Net Operating Loss Carryforwards
As of December 31, 2019, SDI had U.S. federal net operating loss carryforwards of approximately $37.5 million including those of acquired companies, which will expire as follows:

Year	Net Operating Loss (in thousands)
2022	$1,675
2024	1,039
2025	3
2026	1
2027	1
2028	1,581
2029	353
2030	353
2031	296
2033	754
2034	411
2035	1,268
2036	484
2037	1,133
2038	8,629
2039	7,872
Indefinite	11,610
Total	$37,463